EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the updated risk/return summary information included in a supplement to the Prospectus, dated January 28, 2020, as supplemented April 2, 2020 and June 19, 2020, for Causeway International Value Fund, Causeway Global Value Fund, Causeway Emerging Markets Fund, Causeway International Opportunities Fund, and Causeway International Small Cap Fund, (collectively, the “Funds”), each a series of Causeway Capital Management Trust, filed with the Securities and Exchange Commission on June 30, 2020 (Accession No. 0001193125-20-183656), the purpose of which was to provide updated expense limit information for the Funds effective July 1, 2020.